Average Annual Total Returns - ProShares UltraShort MSCI Brazil Capped	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	MSCI Brazil 25/50 Index OneYear		MSCI Brazil 25/50 Index FiveYears		MSCI Brazil 25/50 Index TenYears
Total	(52.87%)	(53.59%)	(24.75%)	(52.87%)	(53.66%)	(24.81%)	(31.30%)	(23.95%)	(11.87%)	(19.02%)	[1],[2]	15.98%	[1],[2]	(3.57%)	[1],[2]

[1]	Index performance through February 10, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 11, 2013 reflects the performance of the MSCI Brazil 25/50 Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are netreturns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.